Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets Abstract [Abstract]
Key assumptions were used to determine recoverable amounts for the impairment tests
The following key assumptions were used to determine recoverable amounts for the impairment test performed during the year ended March 31, 2021:

	Pre-Tax Discount Rate	Terminal Value Multiple	Perpetual Growth Rate

Assumptions	30%	14	35%